Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for trade accounts and other receivables	$ 9	$ 6
Equity:
Common units outstanding	956,952,542	607,064,550
Class B units outstanding	17,853,088	16,690,016